Personnel Costs (Tables)	12 Months Ended
Mar. 31, 2020
Personnel Costs Abstract
Schedule of Personnel Costs
	Year ended March 31
	2020	2019	2018
	(in thousands)
Salaries	$13,781	$14,591	$16,790
Social security and other employment charges	617	831	916
Salaries and other charges	14,398	15,422	17,706
Share based compensation (Refer Note 27)	22,268	21,561	17,918
Pension charges	31	32	37
	$36,697	$37,015	$35,661

Schedule of Key Management Compensation
	Year ended March 31
Key management compensation	2020	2019	2018
	(in thousands)
Salaries	$4,395	$4,010	$4,919
Share based compensation	19,829	13,859	11,519
Pension charges	23	21	16
	$24,247	$17,890	$16,454